Capital and other reserves (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure of reserves within equity [line items]
Equity	SFr 1,911.4	SFr 1,771.8	SFr 1,632.4	SFr 1,397.0	SFr 1,457.4	SFr 1,391.8
Capital reserves
Disclosure of reserves within equity [line items]
Equity	1,324.7	1,306.0	1,289.0	1,242.8	1,227.6	1,210.0
Share premium
Disclosure of reserves within equity [line items]
Equity	760.7		760.8
Legal reserves
Disclosure of reserves within equity [line items]
Equity	67.4		62.4
Equity transaction costs
Disclosure of reserves within equity [line items]
Equity	(8.7)		(8.7)
Tax impact on equity transaction costs
Disclosure of reserves within equity [line items]
Equity	1.3		1.3
Share-based compensation
Disclosure of reserves within equity [line items]
Equity	504.1		473.2
Other reserves
Disclosure of reserves within equity [line items]
Equity	(12.0)	SFr (27.7)	(46.6)	SFr (47.6)	SFr (12.9)	SFr (4.0)
Foreign currency translation effect
Disclosure of reserves within equity [line items]
Equity	(21.0)		(56.0)
Taxes on foreign currency translation effect
Disclosure of reserves within equity [line items]
Equity	6.3		6.3
Actuarial gains and losses
Disclosure of reserves within equity [line items]
Equity	3.3		3.8
Taxes on actuarial gains and losses
Disclosure of reserves within equity [line items]
Equity	SFr (0.6)		SFr (0.7)